Income Taxes (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate, Continuing Operations	40.00%	0.00%	40.00%	1.00%
State and local, net of federal tax		(40.00%)		(39.00%)
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward					$ 0	$ 851,000